Reporting and Accounting Policies Property, Plant, and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,351.8	$ 2,164.9
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(1,138.1)	(1,033.2)
Property and equipment, net of accumulated depreciation of $1,138.1 and $1,033.2	1,213.7	1,131.7
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	927.1	928.8
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	385.9	349.8
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	367.1	327.0
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	286.8	259.1
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	161.6	177.0
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 223.3	$ 123.2
Property, Plant and Equipment, Useful Life	3 years
Lower Limit | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Lower Limit | Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Lower Limit | Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Lower Limit | Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Upper Limit | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Upper Limit | Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Upper Limit | Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Upper Limit | Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years